Interest-bearing liabilities (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Borrowings information
Carrying amount		€ 3,766				€ 4,027
6.75% Senior Notes
Borrowings information
Nominal		€ 231
Interest rate (as percentage)	6.75%	6.75%
Carrying amount		€ 241				527
Debt redeemed		€ 500			€ 269
5.375% Senior Notes
Borrowings information
Nominal | $	$ 581
Interest rate (as percentage)	5.375%	5.375%
Carrying amount		€ 487				961
Debt redeemed | $	$ 1,000		$ 419
1.00% Senior Notes
Borrowings information
Nominal		€ 500			€ 500
Interest rate (as percentage)	1.00%	1.00%		1.00%	1.00%
Carrying amount		€ 498
3.375% Senior Notes
Borrowings information
Nominal | $	$ 500		$ 500
Interest rate (as percentage)	3.375%	3.375%	3.375%
Carrying amount		€ 406
2.00% Senior Notes
Borrowings information
Nominal		€ 750			€ 750
Interest rate (as percentage)	2.00%	2.00%		2.00%	2.00%
Carrying amount		€ 744
4.375% Senior Notes
Borrowings information
Nominal | $	$ 500		$ 500
Interest rate (as percentage)	4.375%	4.375%	4.375%
Carrying amount		€ 404
6.5% Senior Notes
Borrowings information
Nominal | $	$ 74
Interest rate (as percentage)	6.50%	6.50%
Carrying amount		€ 62				287
Debt redeemed | $	$ 300		$ 140	$ 86
6.45% Senior Notes
Borrowings information
Nominal | $	$ 206
Interest rate (as percentage)	6.45%	6.45%
Carrying amount		€ 174				1,306
Debt redeemed | $	$ 1,360		$ 753	$ 401
6.625% Senior Notes
Borrowings information
Nominal | $	$ 500
Interest rate (as percentage)	6.625%	6.625%
Carrying amount		€ 424				482
Revolving Credit Facility
Borrowings information
Nominal		1,579
Nokia Corporation and various subsidiaries Other liabilities
Borrowings information
Carrying amount		326				464
Liabilities related to the French R&D tax credits sold on recourse basis		€ 62				€ 132
Euro Medium-Term Note Program [member]
Borrowings information
Nominal					€ 5,000